Series A Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 20, 2024	Apr. 17, 2023
Series A Preferred Stock [Line Items]
Preferred stock, conversion price (in Dollars per share)	$ 11.5		$ 11.5
Percentage of dividend	12.00%		12.00%
Net tangible assets requirement (in Dollars)	$ 10,000		$ 10,000
Accrued unpaid regular dividends (in Dollars)	3,265		2,628
Additional dividends (in Dollars)	79
Accrued and unpaid dividends payable (in Dollars)	2,628
Dividend payment (in Dollars)		$ 1,213	$ 1,819	$ 2,447
Unpaid cash dividend per share (in Dollars per share)	$ 10		$ 10
Accrued dividends (in Dollars)	$ 3,733		$ 3,733
Unpaid dividend (in Dollars)			$ 16
Sponsor [Member]
Series A Preferred Stock [Line Items]
Net tangible assets requirement (in Dollars)	10,000
Accrued unpaid regular dividends (in Dollars)	637
Additional dividends (in Dollars)	$ 19
Sponsor [Member] | Common Stock [Member]
Series A Preferred Stock [Line Items]
Convertible shares	1,028,986		1,028,986
Sponsor [Member]
Series A Preferred Stock [Line Items]
Accrued unpaid regular dividends (in Dollars)	$ 1,734		$ 1,134
Unpaid dividend (in Dollars)			$ 2,628	$ 78
Series A Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares authorized	100,000,000		100,000,000	100,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares designated	10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding	4,126,667		4,126,667	4,126,667
Preferred stock, issued	4,126,667		4,126,667	4,126,667
Preferred stock, conversion price (in Dollars per share)	$ 10		$ 10
Percentage of dividend	12.00%		12.00%
Original issuance price per share (in Dollars per share)	$ 10		$ 10
Dividend payment (in Dollars)			$ 16
Conversion shares	2,500,000		2,500,000
Dividend obligation (in Dollars)	$ 3,733		$ 3,733
Common stock converted price per share (in Dollars per share)	$ 11.5		$ 11.5
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Series A Preferred Stock [Line Items]
Preferred stock, issued	1,000,000		1,000,000
Series A Preferred Stock [Member] | Sponsor [Member]
Series A Preferred Stock [Line Items]
Preferred stock par value (in Dollars per share)						$ 0.0001
Preferred stock, issued	2,500,000		2,500,000
Preferred stock, conversion price (in Dollars per share)	$ 3.63		$ 3.63
Net tangible assets requirement (in Dollars)			$ 10,000
Convertible shares	373,333		373,333
Dividend shares value			2,500,000
Series A Preferred Stock [Member] | Sponsor Support Agreement [Member]
Series A Preferred Stock [Line Items]
Net tangible assets requirement (in Dollars)	$ 10,000
Series A Preferred Stock [Member] | Subscription Agreement [Member]
Series A Preferred Stock [Line Items]
Preferred stock, issued	1,000,000		1,000,000
Series A Preferred Stock [Member] | Conversion Rights [Member]
Series A Preferred Stock [Line Items]
Preferred stock, issued					373,333
Preferred stock, conversion price (in Dollars per share)	$ 10		$ 10
Series A Preferred Stock [Member] | Sponsor Support Agreement [Member]
Series A Preferred Stock [Line Items]
Preferred stock, issued	2,126,667
Series A Preferred Stock [Member] | Sponsor [Member]
Series A Preferred Stock [Line Items]
Preferred stock par value (in Dollars per share)						$ 0.0001
Dividend payment (in Dollars)	$ 50		$ 1,134	$ 613
Class A Common Stock [Member] | Conversion Rights [Member]
Series A Preferred Stock [Line Items]
Preferred stock, issued					2,126,667